Note 4 - Segmental Financial Information	6 Months Ended
Jun. 30, 2022
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]

4. Segmental Financial Information

Since June 14, 2021 (Note 3(d)), the Company has two reportable segments from which it derives its revenues: (1) container vessels segment and (2) dry bulk vessels segment. The reportable segments reflect the internal organization of the Company and are strategic businesses that offer different services. The container vessel business segment consists of transportation of containerized products through ownership and trading of container vessels. The dry bulk business segment consists of transportation of dry bulk cargoes through ownership and trading of dry bulk vessels.

The tables below present information about the Company’s reportable segments as of December 31, 2021 and June 30, 2022, and for the six-month periods ended June 30, 2021 and 2022. The Company measures segment performance based on net income. Items included in the segment net income are allocated to the extent that the items are directly or indirectly attributable to the segments. With regards to the items that are allocated by indirect calculation, their allocations keys are defined on the basis of each segment’s drawing on key resources. The Other segment includes items that due to their nature are not allocated to any of the Company’s reportable segments. As of December 31, 2021 and June 30, 2022 and for the six-month periods ended June 30, 2022, Other segment includes equity method investments’ balances and income and short-term investments. Summarized financial information concerning each of the Company’s reportable segments is as follows:

For the six-month period ended June 30, 2022
	Container vessels segment	Dry bulk vessels segment	Other	Total
Voyage revenue	$380,260	$178,677	$-	$558,937
Vessels’ operating expenses	(84,164)	(49,187)	-	(133,351)
Depreciation	(62,869)	(19,607)	-	(82,476)
Amortization of dry-docking and special survey costs	(5,326)	(320)	-	(5,646)
Gain on sale of vessels, net	17,798	3,452	-	21,250
Interest income	88	50	-	138
Interest and finance costs	(47,261)	(7,950)	-	(55,211)
Income from equity method investments	-	-	776	776
Net Income for the Period	$168,559	$75,689	$776	$245,024

For the six-month period ended June 30, 2021
	Container vessels segment	Dry bulk vessels segment	Other	Total
Voyage revenue	$292,625	$870	$-	$293,495
Vessels’ operating expenses	(69,353)	(247)	-	(69,600)
Depreciation	(58,636)	(90)	-	(58,726)
Amortization of dry-docking and special survey costs	(4,847)	-	-	(4,847)
Gain on sale of vessels, net	1,406	-	-	1,406
Interest income	1,489	-	-	1,489
Interest and finance costs	(36,536)	(12)	-	(36,548)
Income from equity method investments	-	-	4,951	4,951
Net Income for the Period	$102,316	$396	$56,045	$158,757

As of June 30, 2022
	Container vessels segment	Dry bulk vessels segment	Other	Total
Total Assets	$3,955,353	$774,774	$29,483	$4,759,610

As of December 31, 2021
	Container vessels segment	Dry bulk vessels segment	Other	Total
Total Assets	$3,672,212	$714,957	$19,872	$4,407,041